Unaudited Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash		$ 81,217	$ 150,334
Contract cost assets		198,917	162,604
Prepaid expenses and other current assets, net		474,935	483,276
Total current assets		1,341,089	796,214
Non-current assets:
Property and equipment, net		141,119	176,667
Operating lease right-of-use assets		702,585	956,068
Long-term investment		3,325,000	3,325,000
Deferred tax asset		174,202	88,933
Total non-current assets		4,342,906	4,546,668
TOTAL ASSETS		5,683,995	5,342,882
Current liabilities:
Short-term borrowings		1,135,925	466,599
Current portion of long-term borrowings		68,137	66,882
Accounts payable		1,138,619	972,334
Deferred revenue		589,656	518,011
Accrued expenses and other liabilities		1,510,845	670,818
Operating lease liabilities, current		517,542	527,415
Derivative liability		140,362	1,657,399
Convertible notes payable, net		2,175,021	641,363
Total current liabilities		7,324,541	5,567,797
Non-current liabilities:
Long-term borrowings			34,713
Operating lease liabilities, non-current		185,043	448,652
Total non-current liabilities		10,203,061	6,535,889
TOTAL LIABILITIES		17,527,602	12,103,686
COMMITMENTS AND CONTINGENCIES (note 18)
Shareholders’ deficit
Additional paid-in capital		38,122,680	30,586,445
Accumulated deficit		(49,793,189)	(37,065,891)
Accumulated other comprehensive loss		(184,732)	(290,566)
Shareholders’ deficit		(11,843,607)	(6,760,804)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		5,683,995	5,342,882
Class A Ordinary Shares
Shareholders’ deficit
Ordinary shares value	[1]	500	500
Class B Ordinary Shares
Shareholders’ deficit
Ordinary shares value	[1]	11,134	8,708
Related Parties
Current assets:
Amounts due from a related party		586,020
Current liabilities:
Amounts due to related parties		48,434	46,976
Non-current liabilities:
Amounts due to related parties, non-current		$ 10,018,018	$ 6,052,524

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation (Note 16).